Note 2 - Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Basis of Accounting [Text Block]
Note 2 –	Basis of Presentation

These interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the US (US GAAP) for interim financial information in accordance with the instructions to Form
10
-Q and include accounts of Windtree and its wholly-owned subsidiaries. Accordingly, they do not
include all of the information and footnotes required by US GAAP for complete consolidated financial statements. Intercompany balances and transactions have been eliminated in consolidation. In the opinion of management, all adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. When necessary, the prior year interim unaudited condensed consolidated financial statements have been reclassified to conform to the current year presentation. Operating results for the three
and
nine
months ended
September 30, 2019
are
not
necessarily indicative of the results that
may
be expected for the year ending
December
31,
2019.
There have been
no
changes to our critical accounting policies since
December 31, 2018.
The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with annual audited financial statements and related notes as of and for the year ended
December 31, 2018
contained in our
2018
Form
10
-K and our Quarterly Reports on Form
10
-Q filed thereafter.

Note 2 –	Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and include accounts of Windtree and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. In the opinion of management, all adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. When necessary, prior year’s consolidated financial statements have been reclassified to conform to the current year presentation.